RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2013
Related Party Transactions [Abstract]
Related Party Transactions Disclosure [Text Block]
NOTE 11:-	RELATED PARTY TRANSACTIONS

One of the Company's founders and the Chairman of the Company's Board of Directors is also founder of several other companies such as Medivizor Software Ltd ("Medivizor"), Strategic Models LLC ("Strategic") and Med-Tech management Services Ltd. ("Med-Tech").

During the year ended December 31, 2013, Med-Tech provided Ltd. with administrative services on as-needed basis. Such services were reimbursed by Ltd. to Med-Tech for its costs. The aggregate amount of these expenses was approximately $24,000 which was included in general and administrative expenses.

During the year ended December 31, 2013, Medivizor sub-leased a portion of Ltd.'s facilities as well as received accounting services from Ltd. Medivizor reimbursed Ltd. for its costs for the abovementioned services and sub-lease. The aggregate amount of income resolved for the Ltd. from those transactions was approximately $60,000 which deducted from general and administrative expenses.

During the year ended December 31, 2013, Ltd. provided Strategic with research and development services. Strategic reimbursed Ltd. for its costs for the abovementioned services. Consequently, those transactions of approximately $53,000 were recorded by Ltd. as deduction from its general and administrative expenses.